Summary of Significant Accounting Policies - Schedule of Useful Lives for Depreciable Assets (Details)	Dec. 31, 2025
Buildings [Member] | Minimum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	20 years
Buildings [Member] | Maximum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	39 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	7 years
Computer and Software [Member] | Minimum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	3 years
Computer and Software [Member] | Maximum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	5 years
Leasehold Improvements [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	10 years
Capitalized Software [Member] | Minimum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	3 years
Capitalized Software [Member] | Maximum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	7 years